Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	TOTAL RETURN U S TREASURY FUND INC
CIK	dei_EntityCentralIndexKey	0000811160
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 28, 2015
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Total Return U.S. Treasury Fund, Inc.
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
RISK/RETURN SUMMARY

Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objectives of the Fund are to provide a high level of total return with relative stability of principal and,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	secondarily, high current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section on page 11 of the Prospectus and the “Distribution of Fund Shares” section on page 18 of the Fund’s Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expensesor in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities issued by the United States Treasury (“U.S. Treasury Securities”). The Fund will provide its shareholders with at least 60 days prior notice of any change in this investment policy. U.S. Treasury Securities include Treasury bills, notes and bonds as well as Treasury Inflation-Protected Securities (TIPs) and U.S. Treasuries issued without coupons (STRIPS). U.S. Treasury Securities are backed by the “full faith and credit” of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. The Fund invests only in U.S. Treasury Securities and repurchase agreements that are fully collateralized by U.S. Treasury Securities. Under the terms of a repurchase agreement, the Fund purchases U.S. Treasury Securities from a bank or broker-dealer, subject to an agreement that the bank or broker-dealer will repurchase the securities at an agreed upon time and price.

The Advisor buys and sells U.S. Treasury Securities with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in selecting investments, the Advisor will consider both yield and a security’s potential for capital appreciation resulting from possible changes in interest rates. The Fund may invest in securities of any maturity. The Fund’s average maturity will depend upon the Advisor’s assessment of both the relative yields available on securities with different maturities and future changes in interest rates. The Advisor may take full advantage of the entire range of maturities offered by U.S. Treasury Securities. If the market environment is defensive and rising interest rates are expected, the Fund may invest primarily in U.S. Treasury Securities with shorter-term maturities (under 5 years). Conversely, in an aggressive market environment of low inflation and declining interest rates, the Fund may invest primarily in U.S. Treasury Securities with longer-term maturities (20-30 years).

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund may be suited for you if you are seeking high total return, but you also desire the safety of an investment in U.S. Treasury Securities.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund’s share price will vary from day-to-day based upon changes in the price of the securities held by the Fund. The price of U.S. Treasury Securities will change in response to changes in general economic conditions and market factors, especially interest rate changes. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Some of the specific principal risks of investing in the Fund are listed below.

•	Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Prices of fixed income securities typically fall when interest rates rise. A Fund that must sell fixed income securities before such securities reach maturity is likely to realize capital losses if interest rates have risen.

U.S. Treasury Security Risks

•	Interest Rate Risk. The value of the Fund’s shares can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The yields of U.S. Treasury Securities may be lower than the yields available from other types of fixed-income investments.

•	Maturity Risk. Longer-term U.S. Treasury Securities and STRIPS generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Repurchase Agreement Risks

Repurchase agreements are subject to the risk of default or insolvency by the other party to the agreement, including possible delays or restrictions on the Fund’s ability to dispose of the underlying securities.

Management Risks

There can be no assurance that the Advisor’s analyses of economic conditions and its expectations regarding interest rate changes or that the portfolio strategies based on such analyses will be effective. There is no guarantee that the Fund will achieve its investment objectives.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the past ten calendar years. The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of broad measures of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-882-8585.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital Intermediate Treasury Index and the Barclays Capital Long-Term Treasury Index are reflective of the performance of intermediate and long-term U.S. Treasury Securities, respectively, and are included as additional comparative indices because the Fund may invest in the entire range of maturities offered by U.S. Treasury Securities.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-882-8585
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 11.52% (quarter ended December 31, 2008) and the lowest return for a quarter was -3.54% (quarter ended December 31, 2010).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.54%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The average annual total returns for these indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare with those of the Barclays Capital Treasury Index, the Barclays Capital Intermediate Treasury Index and the Barclays Capital Long-Term Treasury Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Total Return U.S. Treasury Fund, Inc. | Total Return U.S. Treasury Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRUSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	400
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	612
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	841
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,498
2005	rr_AnnualReturn2005	3.70%
2006	rr_AnnualReturn2006	2.73%
2007	rr_AnnualReturn2007	7.52%
2008	rr_AnnualReturn2008	15.02%
2009	rr_AnnualReturn2009	(4.80%)
2010	rr_AnnualReturn2010	5.07%
2011	rr_AnnualReturn2011	10.02%
2012	rr_AnnualReturn2012	1.64%
2013	rr_AnnualReturn2013	(3.37%)
2014	rr_AnnualReturn2014	1.67%
1 Year	rr_AverageAnnualReturnYear01	(1.40%)
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Total Return U.S. Treasury Fund, Inc. | - Return After Taxes on Distributions | Total Return U.S. Treasury Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	2.32%
Total Return U.S. Treasury Fund, Inc. | - Return After Taxes on Distributions and Sale of Fund Shares | Total Return U.S. Treasury Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.78%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Total Return U.S. Treasury Fund, Inc. | Barclays Capital Treasury Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.05%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.38%
Total Return U.S. Treasury Fund, Inc. | Barclays Capital Intermediate Treasury Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.57%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.92%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.79%	[1]
Total Return U.S. Treasury Fund, Inc. | Barclays Capital Long-Term Treasury Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.07%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.96%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.54%	[1]

[1]	The Barclays Capital Intermediate Treasury Index and the Barclays Capital Long-Term Treasury Index are reflective of the performance of intermediate and long-term U.S. Treasury Securities, respectively, and are included as additional comparative indices because the Fund may invest in the entire range of maturities offered by U.S. Treasury Securities.